INTANGIBLE ASSETS - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 57
2024	105
2026	97
2027	92
2028	86
Thereafter	1,269
Total amortization expense	$ 1,706	$ 179